RELATED PARTY TRANSACTIONS - Accounts receivable from affiliated corporations (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Total receivables	$ 29.1	$ 33.5
Ultimate parent and parent corporation
RELATED PARTY TRANSACTIONS
Accounts receivable	2.2	2.4
Dividends receivable		4.7
Interest receivable	14.9	14.6
Corporations under common control
RELATED PARTY TRANSACTIONS
Accounts receivable	$ 12.0	$ 11.8